INVENTORY	12 Months Ended
Jan. 31, 2021
INVENTORY [abstract]
INVENTORY

8. INVENTORY

	January 31, 2021	January 31, 2020
Finished goods	$2,166,616	$3,878,754
Work in progress	3,251,110	2,313,089
	$5,417,726	$6,191,843

Inventories expensed to cost of sales during the year ended January 31, 2021 was $19,052,681 (year ended January 31, 2020 - $25,810,389). In addition, during the year ended January 31, 2021, the company recognized a gain of $8,365,616 for the realized fair value adjustment on inventory sold (year ended January 31, 2020 - gain of $5,292,763).

Impairment of inventory of $1,384,922 was recorded for the year ended January 31, 2021 related to Swell inventories.